Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Remainder of 2025	$ 10,681
2025 / 2026	19,775	$ 19,739
2026 / 2027	15,210	17,455
2027 / 2028	7,896	12,714
2028 / 2029	5,395	6,451
2029 / 2028		4,095
Thereafter (after five year)		40,226
Thereafter	40,524
Total undiscounted cash flows	99,481	100,680
Less: Imputed interest	(29,791)	(30,452)
Present value of lease liabilities	$ 69,690	$ 70,228